CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Income tax expense (benefit) on unrealized gains (losses) on hedging instruments	$ 1	$ 5	$ 2
Income tax (expense) on amortization of net loss and prior service cost previously recognized	14	18	24
Income tax expense (benefit) on net (loss) gain arising during the period	$ 42	$ 69	49
Amount includes in other comprehensive income (loss), net actuarial gain (loss), before tax			9
Other comprehensive income (loss), net actuarial gain (loss), tax			$ 5